Convertible Notes and Interest Notes: (Details Text) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Convertible Notes and Interest Notes: [Abstract]
Carrying value of eleven percent convertible notes	$ 44.1
Premium on notes	5.5
Carrying value of old convertible notes	1.0
Interest notes	9.3
Face value of Convertible Notes	50.9
Face value of Interest Notes	$ 9.3
Terms of notes	The 2018 Convertible Notes bear interest at a rate of 11% per year which is accrued quarterly and is payable in the form of new 11% Senior Secured Interest Notes due December 31, 2018 (the "Interest Notes" and, together with the 2018 Convertible Notes, the “2018 Notes”) and payable in cash at maturity. Interest on the Interest Notes is also payable in additional Interest Notes. The 2018 Convertible Notes are convertible, at the option of the holder, into 333.3333 Class A common shares per $1,000 principal amount (equivalent to a conversion price of $3.00 per common share) at any time upon prior written notice to us. The Interest Notes are not convertible into our Class A common shares or any other security. We also have outstanding $1.0 million aggregate principal amount of 5.50% Senior Subordinated Convertible Notes due June 15, 2022 (the “2022 Convertible Notes” and, together with the 2018 Convertible Notes, the “Convertible Notes”) issued in May 2007 with a maturity date of June 15, 2022. The 2022 Convertible Notes bear interest at a rate of 5.50% per year, payable semiannually in arrears on June 15 and December 15 and, subject to certain conditions we may redeem, repurchase or convert the 2022 Convertible Notes into our Class A common shares at a conversion price of $7.54 per common share.
Effective interest rate	27.00%
Equity portion of notes	$ 18.2
June redemption notice	In June 2017, the Company gave notice to its noteholders that it would redeem $27.5 million of 2018 Notes for cash equal to 120% of the outstanding principal amount of the notes to be redeemed for a total of $33.0 million. As a result of this redemption, the Company recorded a $10.5 million loss on settlement of debt consisting of $5.5 million related to the 20% premium due on the 2018 Notes and approximately $5.0 million of unamortized discount remaining on the 2018 Notes prior to the redemption. Subsequent to June 30, 2017, the Company gave notice that it would redeem all of the remaining 2018 Notes. (See Note 13, Subsequent Events). In the first six months of 2016, $7.2 million face value of 2018 Convertible Notes were converted at a price of $3.00 per share resulting in the issuance of 2.4 million Class A common shares.
Income from sale of mining data	$ 99.0
CVR percent	5.468%
Estimated amount due under CVR	$ 1.9
CVR accrual previously recorded		$ 1.0
CVR expense	$ 0.9